GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 141,406,456	$ 134,570,979
Net exchange differences	958,873	5,497,405
Addition as a result of contingent consideration resolved		1,338,072
Impairment loss	(142,365,329)		(96,526,823)
Balance at the end of the period		141,406,456	134,570,979
Representing:
Gross goodwill	246,843,017	244,853,445	231,097,802
Accumulated impairment loss	$ (246,843,017)	$ (103,446,989)	$ (96,526,823)
Goodwill | Income approach
GOODWILL
Discount rates (as a percent)	20.00%
Terminal growth rates (as a percent)	0.00%